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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment [  ]; Amendment Number: December 31, 2000

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Peninsula Capital Partners LP
Address:      4048 East Main Street
              Charlottesville, Virginia  22902

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         R. Ted. Weschler
Title:        Managing Partner
Phone:        (804) 297-0816

Signature, Place, and Date of Signing:

         /s/ R. Ted Weschler     Charlottesville, VA      2/14/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     17

Form 13F Information Table Value Total:     $153,631
                                              [thousands]


List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                   Form 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------         ---------   --------      --------

                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------  ---  ----  -----------   --------  ----  ------  ----
ADVANCED RADIO
  TELECOM CORP       COMMON                   206,250    200,000   SH         SOLE                    200,000
AMERICA WEST
  HOLDINGS CORPCL B  COMMON                12,998,281    1,014,500 SH         SOLE                  1,014,500
CYPRESS
  COMMUNICATIONS
  INC CMN            COMMON                 2,135,215    2,356,100 SH         SOLE                  2,356,100
DAVITA INC           COMMON                59,340,200    3,476,800 SH         SOLE                  3,476,800
RNOVA GROUP INC      COMMON                   269,700    269,700   SH         SOLE                    269,700
IT GROUP INC         COMMON                 4,150,000    830,000   SH         SOLE                    830,000
NISOURCE INC         COMMON                12,300,000    400,000   SH         SOLE                    400,000
PHILIP MORRIS CO
  INC (HLDG
  CO)CMN             COMMON                 6,600,000    150,000   SH         SOLE                    150,000
RYAN FAMILY
  STEAK HOUSES INC   COMMON                 1,462,813    155,000   SH         SOLE                    155,000
SPRINT CORP          COMMON                12,841,563    632,200   SH         SOLE                    632,200
STANLEY FURNITURE
  INC (NEW)          COMMON                 8,629,513    357,700   SH         SOLE                    357,700
USEC INC             COMMON                10,594,088    2,456,600 SH         SOLE                  2,456,600
VICORP
  RESTAURANTS,
  NC.                COMMON                    17,750    1,000     SH         SOLE                      1,000
W.R. GRACE &
  CO (NEW)           COMMON                11,271,638    3,536,200 SH         SOLE                  3,536,200
WASTE MANAGEMENT
  INC                COMMON                 6,732,150    242,600   SH         SOLE                    242,600
WORLDCOM INC         COMMON                 4,218,750    300,000   SH         SOLE                    300,000
WSFS FINANCIAL
  CORP               COMMON                11,581,063    899,500   SH         SOLE                    899,500











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